Share capital	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

10. Share capital

(a) Authorized:

Unlimited common shares without par value or restrictions; and

Unlimited preferred shares without par value or restrictions.

(b) Issued and outstanding common shares

	Number of shares	Amount
		$
Balance, December 31, 2017	203,449,957	561,441
Issued pursuant to private placement, net of share issuance
cost (note 10(c))	22,354,657	17,412
Balance, December 31, 2018	225,804,614	578,853
Issued pursuant to exercise of share-based options (note 11(a))	403,116	490
Shares repurchased and cancelled under normal course issuer
bid (note 10(d))	(1,108,920)	(958)
Balance, December 31, 2019	225,098,810	578,385

(c) Private Placement

On April 4, 2018, in connection with the JV Transaction (note 1), Gold Fields acquired a 9.9% interest in the Company through a private placement. The Company issued 22,354,657 common shares of Asanko at a price of approximately $0.79 (C$1.01) per share for gross proceeds of $17.6 million. Concurrent with the completion of the private placement, the Company entered into an investor rights agreement with Gold Fields which provides certain rights to Gold Fields to participate in future Asanko share issuances in order to maintain its 9.9% shareholding for a period of up to five years.

(d) Normal course issuer bid

On November 12, 2019, the Company received approval from the Toronto Stock Exchange (“TSX”) to commence a normal course issuer bid (“NCIB”) on November 15, 2019 to purchase up to 11,310,386 common shares, representing 5% of the Company’s issued and outstanding common shares on the date thereof. Purchases pursuant to the NCIB will be made on the open market through the facilities of the TSX and NYSE American Stock Exchange (“NYSE American”).

All common shares purchased by the Company under the NCIB will be purchased at the market price at the time of acquisition in accordance with the rules and policies of the TSX and NYSE American and applicable securities laws. All common shares acquired by the Company under the NCIB will be cancelled and purchases will be funded out of the Company’ working capital. Although the Company has a present intention to acquire its common shares pursuant to the NCIB, the Company will not be obligated to make any purchases and purchases may be suspended by the Company at any time. The NCIB will terminate on November 14, 2020, or earlier if the maximum number of shares under the NCIB have been purchased. The Company reserves the right to terminate the NCIB earlier if it feels it is appropriate to do so.

In accordance with the rules of the TSX, the maximum daily purchases on the TSX under the NCIB will be 33,499 common shares, which is 25% of the average daily trading volume for the Company's common shares on the TSX for the six months ended October 31, 2019. In addition, maximum daily purchases under the NCIB on the NYSE American will be subject to Rule 10b-18 which specifies that daily purchases may not exceed 25% of average daily trading volume for the four weeks preceding such trading date. These maximum daily limits will apply to purchases on the respective markets, except where such purchases are made in accordance with "block purchases" exemptions under applicable TSX and NYSE American policies.

During the year ended December 31, 2019, the Company repurchased for cancellation a total of 1,108,920 common shares under the NCIB program for $1.0 million (average acquisition price of $0.86 per share).